INCOME TAXES - Reconciliation Of Accounting Profit Multiplied By Applicable Tax Rates And Average Effective Tax Rate (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Abstract]
Income (loss) before income taxes	SFr (378.5)	SFr (372.1)	SFr 33.3
Domestic income tax rate	18.30%	18.40%	18.40%
Expected income tax income/(expense)	SFr 69.4	SFr 68.4	SFr (6.1)
Effect of income taxed at differing tax rates	5.0	(3.7)	(39.8)
Non-deductible items	(18.4)	(9.9)	(1.0)
Non-taxable income	0.0	0.1	0.9
Effect of changes in recognition of deferred tax assets	(0.6)	3.2	92.3
Adjustments to deferred tax balances arising from tax rate changes	0.0	0.5	3.3
Adjustments recognized for current and deferred tax of prior periods	(40.3)	1.0	0.3
Other effects	1.6	0.3	0.8
Income tax benefit (expense)	SFr 16.7	SFr 59.9	SFr 50.7